Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	$ 12,150,722	$ 10,123,607
Liability	14,108,114	10,871,241
Financial derivative contracts with collateral agreement threshold equal to zero [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	8,177,074	8,696,994
Liability	9,588,768	9,280,079
Financial derivative contracts with non-zero threshold collateral agreement [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	440,091	1,124,413
Liability	536,318	906,479
Financial derivative contracts without collateral agreement [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of credit exposure in its financial derivative operations [Line Items]
Assets	3,533,557	302,200
Liability	$ 3,983,028	$ 684,683